THE MAINSTAY GROUP OF FUNDS

Supplement dated January 15, 2013 (“Supplement”)

to the following Prospectuses, Summary Prospectuses and Statement of Additional Information

MainStay 130/30 Core Fund

MainStay 130/30 International Fund

MainStay Common Stock Fund

MainStay International Equity Fund

MainStay S&P 500 Index Fund

Summary Prospectuses and Prospectus, each dated February 28, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

MainStay Balanced Fund

Summary Prospectus and Prospectus, each dated May 25, 2012, as supplemented, and

Statement of Additional Information, dated February 28, 2012, as amended December 17, 2012,

and as supplemented

This Supplement updates certain information contained in the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) for the above referenced Funds (each a “Fund” and collectively, the “Funds”). You may obtain copies of each Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

Effective on or about January 25, 2013, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Funds, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Summary Prospectuses, Prospectuses, and SAI are revised to reflect that Cornerstone Capital Management is the Funds’ Subadvisor.

MainStay 130/30 Core Fund, MainStay Balanced Fund, and MainStay Common Stock Fund only

Effective February 28, 2013, Harvey J. Fram will no longer serve as a Portfolio Manager for the MainStay 130/30 Core Fund, MainStay Balanced Fund and MainStay Common Stock Fund. All references to Mr. Fram as a Portfolio Manager in the Summary Prospectuses, Prospectuses and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.